SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021
Product Information [Line Items]
Cash equivalents	$ 0	$ 0
Inventory adjustments	0	0
Impairment of long-lived assets	0	0
Deferred revenue current	4,208,364	1,363,050
Contract assets	222,395	15,000
Revenue, Remaining Performance Obligation, Amount	$ 5,200,000
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Explanation	performance obligations yet to be collected, which are expected to be fully satisfied within 1-2 years
Advertising costs	$ 71,724	$ 167,020
Litigation Settlement, Expense	983,500
Gain loss related to litigation settlement	20,450
Cash FDIC insured amount	$ 250,000
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | Vendor Two [Member]
Product Information [Line Items]
Concentration risk percentage	29.00%
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | Vendor One [Member]
Product Information [Line Items]
Concentration risk percentage		15.00%
Revenue Benchmark [Member] | Product Concentration Risk [Member] | Customer Two [Member]
Product Information [Line Items]
Concentration risk percentage	99.30%	96.00%
Accounts Receivable [Member] | Credit Concentration Risk [Member] | Customer Two [Member]
Product Information [Line Items]
Concentration risk percentage	100.00%
Accounts Receivable [Member] | Credit Concentration Risk [Member] | Customer One [Member]
Product Information [Line Items]
Concentration risk percentage		100.00%
Maximum [Member]
Product Information [Line Items]
Cash FDIC insured amount	$ 1,010,000	$ 115,000
Accounts Receivable [Member]
Product Information [Line Items]
Contract assets	$ 222,395	$ 15